SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
NOTE 7:        SHARE-BASED COMPENSATION

Under the 2019 Plan, options or restricted share units (RSUs) generally vest over a requisite service period of four years commencing on the grant date and have a contractual term of ten years from the grant date. As of June 30, 2020, 343,236 shares were available for future equity awards under the 2019 Plan.

Share-based compensation expenses for options were allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2019	2020	2019	2020
Cost of revenues	311	467	546	962
Research and development	477	1,113	615	2,183
Sales and marketing	1,511	1,022	2,000	2,209
General and administrative	344	935	574	1,838
Total share-based compensation expense	2,643	3,537	3,735	7,192

The fair value of options granted was estimated using the Black-Scholes option-pricing model. The fair value of RSUs was determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of June 30, 2020, the Company had 3,998,335 unvested options. As of June 30, 2020, the unrecognized compensation cost related to all unvested, equity-classified options of $14,585 thousands is expected to be recognized as an expense over a weighted-average period of 1.1 years.

a.	A summary of the Company’s option activity for the six months ended June 30, 2020 is as follows:

	Amount of Options	Weighted average exercise price

Balance as of January 1, 2020	7,507,811	$8.17
Granted	921,500	$10.73
Exercised	(484,146)	$1.52
Forfeited	(483,612)	$14.36
Balance as of June 30, 2020	7,461,553	$8.51
Exercisable as of June 30, 2020	3,463,218	$3.41

b.	A summary of the Company’s RSUs activity for the six months ended June 30, 2020 is as follows:

	Amount of RSUs	Weighted Average Grant Date Fair Value

Balance as of January 1, 2020	-	$-
Granted	1,012,170	$9.15
Forfeited	(4,470)	$8.83
Unvested as of June 30, 2020	1,007,700	$9.15
As of June 30, 2020, the unrecognized compensation cost of $8.4 million related to all unvested, equity-classified RSUs is expected to be recognized as expense over a weighted-average period of 1.1 years.

c.
The Company incurred net losses for the three and six months ended June 30, 2019 and 2020. Therefore, the inclusion of all potential ordinary shares outstanding would have had an anti-dilutive effect on the diluted net loss per share. As a result, 7,496,742 and 8,469,253 options and RSUs were not included in the calculation of diluted net loss per share for the three and six months ended June 30, 2019 and 2020, respectively.